Schedule of Investments (unaudited)
August 31, 2024
BlackRock California Municipal Opportunities Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
California — 76.6%
Corporate(a) — 10.5%
California Community Choice Financing Authority, RB
5.00%, 05/01/54	$72,635	$ 78,802,926
Sustainability Bonds, 5.50%, 10/01/54	15,500	17,298,634
Series B, Sustainability Bonds, 5.00%, 01/01/55	47,500	51,192,021
Series E-1, Sustainability Bonds, 5.00%, 02/01/54	50,430	54,344,304
California Municipal Finance Authority, RB, Series B, AMT, 4.15%, 07/01/51	7,445	7,457,627
California Municipal Finance Authority, Refunding RB, Series A, AMT, 4.00%, 07/01/41	7,425	7,403,643
California Pollution Control Financing Authority, RB(b)
AMT, 4.10%, 11/01/42	12,000	11,949,558
Series A-1, AMT, 4.10%, 11/01/42	10,000	9,957,965
California Pollution Control Financing Authority, Refunding RB, AMT, 4.05%, 07/01/43(b)	8,540	8,536,531
		246,943,209
County/City/Special District/School District — 23.4%
Berkeley Unified School District GO, Series D, 4.00%, 08/01/47	5,570	5,599,692
Berkeley Unified School District, GO, Series D, Election 2020, 4.00%, 08/01/49	5,410	5,417,586
Burlingame School District, Refunding GO, Series A, Election 2016, 4.00%, 08/01/42	9,000	9,074,087
California Infrastructure & Economic Development Bank, Refunding RB, Series A, 1.60%, 10/01/29	3,575	3,175,232
Chabot-Las Positas Community College District, GO, Series C, Election 2016, 5.25%, 08/01/48	5,105	5,767,277
Chino Valley Unified School District, GO, Series B, 4.00%, 08/01/45	3,000	3,038,394
City & County of San Francisco California Community Facilities District No. 2014-1, ST
Series B, Sustainability Bonds, 3.92%, 09/01/31	3,410	3,295,655
Series B, Sustainability Bonds, 3.97%, 09/01/32	1,880	1,808,558
Series B, Sustainability Bonds, 4.02%, 09/01/33	2,070	1,981,397
City & County of San Francisco California, Refunding COP, Series A, Sustainability Bonds, 4.00%, 04/01/44	10,000	10,066,505
City of Los Angeles California, RB, 5.00%, 06/26/25	75,000	76,450,304
Coast Community College District, GO, Series B, Election 2002, (AGM), 0.00%, 08/01/30(c)	26,425	22,093,495
Desert Community College District, GO, Election 2016, 4.00%, 08/01/45	6,335	6,540,883
Desert Community College District, Refunding GO, 4.00%, 08/01/39	11,655	11,845,720
Elk Grove Unified School District, GO, Election 2016, 4.00%, 08/01/44	16,375	16,548,012
Elk Grove Unified School District, ST, Election 1998, (AGM), 4.00%, 12/01/42	8,000	8,138,911
Fremont Union High School District, GO, Election 2022, 4.00%, 08/01/48	15,000	15,193,060
Fremont Union High School District, Refunding GO, Series A, 4.00%, 08/01/46	6,025	6,045,745
Gavilan Joint Community College District, GO, Series C, Election 2018, 5.00%, 08/01/48	16,700	18,319,869
Grossmont-Cuyamaca Community College District, GO, Series B, Election 2012, 5.00%, 08/01/44	14,000	14,816,969
Hacienda La Puente Unified School District, GO, Series A, Election 2016, 5.00%, 08/01/47	4,750	5,172,813
Security	Par (000)	Value
County/City/Special District/School District (continued)
Irvine Facilities Financing Authority, RB, 5.25%, 05/01/43	$10,000	$ 10,337,352
Las Virgenes Unified School District, GO, Series A, Election 2022, 5.00%, 08/01/45	1,125	1,266,538
Long Beach Unified School District, GO, Series A, 4.00%, 08/01/40	5,000	5,053,047
Los Angeles Community College District, GO, Series J, Election 2008, 4.00%, 08/01/41	17,555	17,828,714
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, RB, Series A, 5.00%, 07/01/42	8,945	9,958,157
Lucia Mar Unified School District, GO, Series D, Election 2016, 5.25%, 08/01/47	9,000	10,003,630
Manhattan Beach Unified School District, GO, Series B, 4.00%, 09/01/45	3,500	3,571,025
Mount San Antonio Community College District, Refunding GO, Series A, Election 2018, 5.00%, 08/01/44	3,430	3,697,938
Mount San Jacinto Community College District, GO, Series B, Election 2014, 4.00%, 08/01/38	1,985	2,041,410
North Orange County Community College District, GO, Series B, Election 2014, 4.00%, 08/01/44	3,575	3,644,202
Norwalk-La Mirada Unified School District, GO, Series F, 5.00%, 08/01/51	3,550	3,931,123
Novato Unified School District, GO, Series A, 4.00%, 08/01/41	4,000	3,979,792
Ohlone Community College District, GO, Series C, 4.00%, 08/01/41	10,000	10,030,595
Ohlone Community College District, Refunding GO, 4.00%, 08/01/41	11,000	11,039,746
Pleasanton Unified School District, GO, Election 2022, 4.00%, 08/01/48	7,000	7,126,910
Sacramento Area Flood Control Agency, Refunding SAB, 5.00%, 10/01/41	8,000	8,297,231
San Bernardino Community College District, GO
Series B, Election 2018, 4.13%, 08/01/49	8,795	8,977,877
Series B, Election 2018, 5.00%, 08/01/49	5,000	5,475,235
San Diego County Regional Transportation Commission, Refunding RB, Series A, 5.00%, 04/01/41	25,000	25,733,835
San Diego Public Facilities Financing Authority, Refunding RB, Series A, 5.00%, 10/15/49	10,000	11,112,600
San Diego Unified School District, GO, Series L, 4.00%, 07/01/44	3,750	3,804,173
San Francisco City & County Redevelopment Agency Successor Agency, TA, CAB, Series D, 0.00%, 08/01/31(b)(c)	3,000	2,151,620
San Joaquin County Transportation Authority Measure K Sales Tax Revenue, Refunding RB, 4.00%, 03/01/41	3,000	3,011,160
San Jose Redevelopment Agency Successor Agency, Refunding TA, Series A-T, 3.25%, 08/01/29	8,730	8,331,162
San Jose Unified School District, GO
Series C, Election 2002, (NPFGC), 0.00%, 06/01/31(c)	25,000	20,865,328
Series F, Election 2012, 4.00%, 08/01/42	4,000	4,085,104
San Luis Obispo County Community College District, Refunding GO, Series A, Election 2014, 4.00%, 08/01/40	5,485	5,476,103
San Luis Obispo County Financing Authority, Refunding RB, 5.50%, 11/15/47	5,165	5,907,348
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
BlackRock California Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
County/City/Special District/School District (continued)
San Mateo County Community College District, GO, Series B, Election 2014, 5.00%, 09/01/45	$6,000	$ 6,393,051
San Mateo Foster City Public Financing Authority, RB
4.00%, 05/01/45	4,000	4,041,769
4.00%, 05/01/48	2,265	2,276,968
Santa Clara County Financing Authority, RB, Series A, 4.00%, 05/01/45	6,000	6,041,336
Santa Clara Unified School District, GO
4.00%, 07/01/41	10,000	10,377,617
Election 2014, 4.00%, 07/01/41	5,000	5,000,152
Santa Clarita Community College District, GO
Election 2016, 4.00%, 08/01/42	5,750	5,761,949
Election 2016, 5.25%, 08/01/48	5,315	5,942,123
Santa Clarita Community College District, Refunding GO, 4.00%, 08/01/41	10,000	10,019,353
West Valley-Mission Community College District, GO
Series A, 4.00%, 08/01/44	7,000	7,064,944
Series B, 5.00%, 08/01/47	10,000	11,152,736
Series B, Election 2012, 4.00%, 08/01/40	10,000	9,956,957
		551,158,074
Education — 4.4%
California Educational Facilities Authority, RB, Series A, 3.56%, 04/01/31	2,000	1,886,371
California Infrastructure & Economic Development Bank, RB, 4.13%, 01/01/35(b)	955	932,573
California Infrastructure & Economic Development Bank, RB, CAB, 0.00%, 01/01/60(c)	37,500	3,183,189
California Municipal Finance Authority, RB
4.65%, 05/01/30	1,045	1,061,075
5.50%, 08/01/34(b)	250	244,373
6.00%, 07/01/44	500	500,294
California Municipal Finance Authority, Refunding RB(b)
5.00%, 08/01/39	1,785	1,672,857
5.00%, 08/01/48	2,140	1,878,991
California Public Finance Authority, RB, Series B, 5.00%, 07/01/26(b)	105	101,798
California School Finance Authority, RB(b)
Series A, 5.00%, 06/01/33	525	527,867
Series A, 5.00%, 06/01/43	525	514,555
Series A, 5.00%, 06/01/49	7,105	6,739,124
Series A, 6.00%, 07/01/51	1,500	1,536,154
Series A, 5.00%, 06/01/58	3,355	3,153,803
Series A, 6.00%, 06/01/59	8,925	9,053,358
Series B, 6.00%, 06/01/31	650	601,679
California School Finance Authority, Refunding RB, Series A, 4.75%, 06/01/44(b)	810	813,611
California State University, Refunding RB
Series A, 5.00%, 11/01/43	18,000	19,203,963
Series B, 1.67%, 11/01/29	9,000	7,939,065
Series B, 1.85%, 11/01/31	6,750	5,701,604
Series D, 1.69%, 11/01/29	5,000	4,431,664
San Diego Unified School District, RB, Series A, 5.00%, 06/30/25	16,120	16,435,048
University of California, RB, Series AV, 5.25%, 05/15/42	10,000	10,612,183
University of California, Refunding RB, Series Q, 4.00%, 05/15/41	5,000	5,199,410
		103,924,609
Security	Par (000)	Value
Health — 3.2%
California Health Facilities Financing Authority, RB, Series A, 5.25%, 12/01/49	$15,000	$ 16,667,781
California Health Facilities Financing Authority, Refunding RB
Series A, 4.00%, 08/15/40	6,810	7,054,054
Series A-2, 4.00%, 11/01/44	8,795	8,706,536
California Public Finance Authority, Refunding RB, Series A, 5.00%, 08/01/47	6,000	6,250,382
California Statewide Communities Development Authority, Refunding RB, Series A, 5.00%, 12/01/49	10,000	10,970,434
Regents of the University of California Medical Center Pooled Revenue, RB
Series P, 4.00%, 05/15/43	7,500	7,579,713
Series P, 5.00%, 05/15/47	16,860	18,439,870
		75,668,770
Housing(b) — 0.5%
California Community Housing Agency, RB, M/F Housing, Series A-2, 4.00%, 02/01/50	1,600	1,244,214
CMFA Special Finance Agency XII, RB, M/F Housing, 4.38%, 08/01/49	2,740	2,394,260
CMFA Special Finance Agency, RB, M/F Housing, Series A-2, 4.00%, 08/01/45	1,195	1,040,427
CSCDA Community Improvement Authority, RB, M/F Housing
Series B, Mezzanine Lien, Sustainability Bonds, 4.00%, 12/01/59	2,925	1,963,780
Series B, Sub Lien, Sustainability Bonds, 4.00%, 12/01/59	4,580	3,333,508
Sustainability Bonds, 4.00%, 07/01/58	1,205	872,997
Series B, Sustainability Bonds, 4.00%, 07/01/58	2,450	1,781,219
		12,630,405
State — 1.2%
California State Public Works Board, RB
Series A, 5.00%, 09/01/39	10,000	10,011,530
Series A, 5.00%, 04/01/49	10,000	11,036,193
Sustainability Bonds, 4.00%, 11/01/41	6,750	6,852,123
		27,899,846
Tobacco — 0.8%
California County Tobacco Securitization Agency, Refunding RB, Series A, 5.00%, 06/01/47	2,595	2,546,466
California County Tobacco Securitization Agency, Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/55(c)	7,620	1,529,834
California Statewide Financing Authority, RB(b)(c)
Series D, 0.00%, 06/01/55	20,750	1,291,616
Series L, 0.00%, 06/01/55	91,500	5,482,185
Inland Empire Tobacco Securitization Corp., RB, 0.00%, 06/01/57(c)	34,680	3,384,326
Tobacco Securitization Authority of Southern California, Refunding RB, 5.00%, 06/01/48	5,000	5,183,602
		19,418,029
Transportation — 11.9%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, ARB
Series B, 5.56%, 07/01/32	840	882,768
Series B, AMT, 5.25%, 07/01/49	5,500	5,997,506
California Infrastructure & Economic Development Bank, RB, Series A-4, AMT, 8.00%, 01/01/50(a)(b)	35,130	35,463,361

Schedule of Investments (unaudited)(continued)
August 31, 2024
BlackRock California Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
City of Long Beach California Harbor Revenue, ARB, Series B, AMT, Sustainability Bonds, 5.00%, 05/15/43	$4,000	$ 4,109,315
City of Los Angeles Department of Airports, ARB
Series A, AMT, 5.00%, 05/15/42	10,000	10,196,533
Series A, AMT, 5.00%, 05/15/44	10,010	10,301,850
Series A, AMT, 5.00%, 05/15/45	5,000	5,029,477
Series C, AMT, 5.00%, 05/15/45	5,000	5,221,481
Series D, AMT, 5.00%, 05/15/41	8,520	8,598,838
AMT, Sustainability Bonds, 5.25%, 05/15/47	15,500	16,541,994
City of Los Angeles Department of Airports, Refunding ARB
AMT, 5.25%, 05/15/47	9,500	10,162,009
AMT, Subordinate, 5.00%, 05/15/35	5,425	5,721,005
City of Los Angeles Department of Airports, Refunding RB, AMT, Sustainability Bonds, 5.25%, 05/15/48	4,815	5,238,703
Port of Los Angeles, Refunding ARB, Series A, AMT, 5.00%, 08/01/44	7,345	7,348,420
Port of Los Angeles, Refunding RB, Series C, Sustainability Bonds, 4.00%, 08/01/39	3,570	3,588,650
San Diego County Regional Airport Authority, ARB, Series B, AMT, 5.00%, 07/01/48	15,750	16,690,212
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
2nd Series, Class A, AMT, 5.25%, 05/01/44	6,665	7,346,824
Series A, AMT, 5.00%, 05/01/38	10,350	10,910,443
Series A, AMT, 5.00%, 05/01/47	35,000	35,617,389
Series A, AMT, 5.25%, 05/01/49	7,350	7,959,170
Series B, AMT, 5.00%, 05/01/46	27,000	27,305,361
Series D, AMT, 5.00%, 05/01/43	16,440	16,954,242
Series D, AMT, 5.00%, 05/01/48	10,140	10,419,901
Series D, AMT, 5.25%, 05/01/48	3,900	4,047,029
Series E, AMT, 5.00%, 05/01/37	4,000	4,209,541
Series E, AMT, 5.00%, 05/01/45	4,850	5,044,912
		280,906,934
Utilities — 20.7%
California Infrastructure & Economic Development Bank, ARB, 5.00%, 10/01/47	2,000	2,234,105
California Infrastructure & Economic Development Bank, RB
Series A, 5.25%, 07/01/49	4,700	5,087,879
Sustainability Bonds, 4.00%, 10/01/42	7,215	7,599,397
Sustainability Bonds, 4.00%, 10/01/43	10,000	10,473,844
Sustainability Bonds, 4.00%, 10/01/45	15,175	15,779,498
Sustainability Bonds, 4.00%, 10/01/46	10,000	10,352,124
City of Glendale California Electric Revenue, RB, 2nd Series, 5.00%, 02/01/49	8,155	8,995,408
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, 4.00%, 11/01/39	20,000	20,112,769
East Bay Municipal Utility District Water System Revenue, RB
Series A, 5.00%, 06/01/42	29,920	31,591,328
Series A, Sustainability Bonds, 4.00%, 06/01/45	4,885	4,955,786
Series A, Sustainability Bonds, 5.00%, 06/01/49	16,320	18,225,214
Eastern Municipal Water District Financing Authority, RB
Series D, 5.25%, 07/01/42	18,500	19,749,058
Series D, 5.00%, 07/01/47	31,000	32,561,371
Security	Par (000)	Value
Utilities (continued)
Los Angeles Department of Water & Power, RB, Series D, 5.00%, 07/01/47	$15,750	$ 17,670,542
Modesto Irrigation District, RB
Series A, 5.25%, 10/01/43	6,605	7,551,377
Series A, 5.25%, 10/01/48	13,020	14,635,518
Sacramento Municipal Utility District, Refunding RB
Series H, Sustainability Bonds, 4.00%, 08/15/40	7,700	8,002,851
Series H, Sustainability Bonds, 4.00%, 08/15/45	16,235	16,574,249
San Diego Public Facilities Financing Authority, RB, Series A, 5.00%, 05/15/49	15,000	16,815,993
San Diego Public Facilities Financing Authority, Refunding RB
Series A, 4.00%, 08/01/45	4,000	4,016,718
Series B, 5.00%, 08/01/39	8,735	9,073,868
San Francisco City & County Public Utilities Commission Wastewater Revenue, RB
Series B, 5.00%, 10/01/43	38,000	40,080,633
Series A, Sustainability Bonds, 4.66%, 10/01/27	16,710	16,898,051
Series B, Sustainability Bonds, 1.00%, 10/01/26(d)	27,880	26,652,257
San Francisco City & County Public Utilities Commission Wastewater Revenue, Refunding RB
Series B, 4.00%, 10/01/42	17,010	17,015,706
Series D, 5.00%, 10/01/49	10,740	11,976,784
Series A, Sustainability Bonds, 4.00%, 10/01/43	10,000	10,012,080
Series C, Sustainability Bonds, 5.00%, 10/01/49	18,000	20,115,982
San Jose Financing Authority, Refunding RB, Series B, Sustainability Bonds, 5.00%, 11/01/52	5,000	5,524,197
San Mateo Foster City Public Financing Authority, RB, 4.00%, 08/01/44	5,205	5,218,566
Santa Ana Public Financing Authority, Refunding RB, 5.00%, 09/01/49	4,000	4,514,763
Santa Clara Valley Water District, Refunding RB, Series A, 5.00%, 06/01/45	2,145	2,326,673
Southern California Public Power Authority, RB
5.25%, 07/01/46	6,485	7,495,248
5.00%, 07/01/49	12,500	14,020,666
5.25%, 07/01/49	21,000	24,053,969
		487,964,472
Total Municipal Bonds in California		1,806,514,348
Florida — 0.5%
Transportation — 0.5%
Florida Development Finance Corp., Refunding RB, AMT, 12.00%, 07/15/32(a)(b)	10,080	10,685,167
Illinois — 0.1%
County/City/Special District/School District — 0.1%
Chicago Board of Education, GO, BAB, 6.14%, 12/01/39	2,060	1,931,740
Puerto Rico — 5.3%
State — 3.2%
Commonwealth of Puerto Rico, GO
0.00%, 11/01/51(a)(e)(f)	23,823	12,626,096
Series A-1, 0.00%, 11/01/43(a)(e)(f)	13,677	8,650,473
Series A-1, Restructured, 5.63%, 07/01/29	829	894,260
Series A-1, Restructured, 5.75%, 07/01/31	805	894,751
Series A-1, Restructured, 4.00%, 07/01/35	1,723	1,700,218
Series A-1, Restructured, 4.00%, 07/01/37	1,479	1,444,547
Series A-1, Restructured, 4.00%, 07/01/41	2,010	1,905,286
Series A-1, Restructured, 4.00%, 07/01/46	2,091	1,935,841
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
BlackRock California Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
State (continued)
Commonwealth of Puerto Rico, GO, CAB, Series A, Restructured, 0.00%, 07/01/33(c)	$2,467	$ 1,659,348
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51(a)(e)(f)	1,086	478,137
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	15,728	15,541,672
Series A-2, Restructured, 4.54%, 07/01/53	114	109,015
Series A-2, Restructured, 4.78%, 07/01/58	12,102	12,055,532
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(c)
Series A-1, Restructured, 0.00%, 07/01/29	1,117	942,967
Series A-1, Restructured, 0.00%, 07/01/33	3,239	2,302,555
Series A-1, Restructured, 0.00%, 07/01/46	28,433	9,574,595
Series B-1, Restructured, 0.00%, 07/01/46	5,761	1,936,624
		74,651,917
Tobacco — 0.3%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(c)	89,730	6,086,221
Utilities — 1.8%
Puerto Rico Electric Power Authority, RB(e)(f)
Series A, 5.00%, 07/01/29	4,130	1,755,250
Series A, 7.00%, 07/01/33	2,230	947,750
Series A, 6.75%, 07/01/36	7,630	3,242,750
Series A, 5.00%, 07/01/42	6,125	2,603,125
Series A, 7.00%, 07/01/43	955	405,875
Series A-3, 10.00%, 07/01/19	2,137	908,018
Series B-3, 10.00%, 07/01/19	2,137	908,017
Series C-1, 5.40%, 01/01/18	5,870	2,494,728
Series C-2, 5.40%, 07/01/18	5,871	2,495,132
Series C-3, 5.40%, 01/01/20	593	252,217
Series C-4, 5.40%, 07/01/20	593	252,217
Series CCC, 5.25%, 07/01/26	1,680	714,000
Series CCC, 5.25%, 07/01/28	955	405,875
Series D-4, 7.50%, 07/01/20	4,342	1,845,470
Series TT, 5.00%, 07/01/25	480	204,000
Series TT, 5.00%, 07/01/26	1,285	546,125
Series WW, 5.50%, 07/01/17	1,315	558,875
Series WW, 5.50%, 07/01/18	1,155	490,875
Series WW, 5.50%, 07/01/19	935	397,375
Series WW, 5.38%, 07/01/24	875	371,875
Series WW, 5.25%, 07/01/33	885	376,125
Series WW, 5.50%, 07/01/38	1,170	497,250
Series XX, 5.25%, 07/01/17	645	274,125
Series XX, 5.25%, 07/01/35	400	170,000
Series XX, 5.75%, 07/01/36	555	235,875
Series XX, 5.25%, 07/01/40	11,490	4,883,250
Puerto Rico Electric Power Authority, Refunding RB
Series AAA, 5.25%, 07/01/22(e)(f)	2,150	913,750
Series AAA, 5.25%, 07/01/27	6,540	2,779,500
Series AAA, 5.25%, 07/01/28(e)(f)	4,690	1,993,250
Series AAA, 5.25%, 07/01/29(e)(f)	530	225,250
Series BBB, 5.40%, 07/01/28	2,805	1,192,125
Series UU, 0.00%, 07/01/17(a)(e)(f)	395	167,875
Series UU, 0.00%, 07/01/18(a)(e)(f)	355	150,875
Series UU, 0.00%, 07/01/20(a)(e)(f)	3,175	1,349,375
Series UU, 4.45%, 07/01/31(a)(e)(f)	3,765	1,600,125
Series ZZ, 5.25%, 07/01/19(e)(f)	2,945	1,251,625
Series ZZ, 5.25%, 07/01/24(e)(f)	1,990	845,750
Security	Par (000)	Value
Utilities (continued)
Puerto Rico Electric Power Authority, Refunding RB (continued)
Series ZZ, 5.00%, 07/01/28(e)(f)	$990	$ 420,750
Series ZZ, 5.00%, 12/29/49(e)(f)	925	393,125
Puerto Rico Electric Power Authority, Refunding RB, BAB, Series YY, 6.13%, 07/01/40(e)(f)	4,060	1,725,500
		43,245,049
Total Municipal Bonds in Puerto Rico		123,983,187
Total Municipal Bonds — 82.5% (Cost: $1,956,482,555)		1,943,114,442
Municipal Bonds Transferred to Tender Option Bond Trusts(g)
California — 1.6%
Utilities — 1.6%
Los Angeles Department of Water & Power, RB, 5.00%, 07/01/46	35,325	38,644,903
Total Municipal Bonds in California		38,644,903
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 1.6% (Cost: $41,178,958)		38,644,903
Total Long-Term Investments — 84.1% (Cost: $1,997,661,513)		1,981,759,345

Shares
Short-Term Securities
Money Market Funds — 5.8%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.93%(h)(i)	137,185,894	137,199,613

	Par (000)
U.S. Treasury Obligations — 9.7%
U.S. Treasury Bills(j)
5.32%, 09/12/24 - 12/26/24	$100,000	99,165,646
5.37%, 10/03/24	50,000	49,785,625
5.26%, 10/31/24	50,000	49,591,986
5.21%, 11/14/24	30,000	29,700,300
		228,243,557
Total Short-Term Securities — 15.5% (Cost: $365,325,569)		365,443,170
Total Investments — 99.6% (Cost: $2,362,987,082)		2,347,202,515
Other Assets Less Liabilities — 1.2%		27,480,304
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (0.8)%		(17,757,956)
Net Assets — 100.0%		$ 2,356,924,863

Schedule of Investments (unaudited)(continued)
August 31, 2024
BlackRock California Municipal Opportunities Fund

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.
(j)	Rates are discount rates or a range of discount rates as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 133,253,319	$ 3,946,294 (a)	$ —	$ —	$ —	$ 137,199,613	137,185,894	$ 1,142,823	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 1,943,114,442	$ —	$ 1,943,114,442
Municipal Bonds Transferred to Tender Option Bond Trusts	—	38,644,903	—	38,644,903
Short-Term Securities
Money Market Funds	137,199,613	—	—	137,199,613
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
BlackRock California Municipal Opportunities Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$ —	$ 228,243,557	$ —	$ 228,243,557
Unfunded Commitments(a)	—	—	15,127,887	15,127,887
	$137,199,613	$2,210,002,902	$15,127,887	$2,362,330,402

(a)	Unfunded commitments are valued at the unrealized appreciation (depreciation) on the commitment.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $17,659,983 are categorized as Level 2 within the fair value hierarchy.

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAB	Build America Bond
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
GO	General Obligation Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bond
SAB	Special Assessment Bonds
ST	Special Tax
TA	Tax Allocation